Fees Summary	Jul. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 254,893,469.76
Previously Paid Amount	0.00
Total Fee Amount	35,200.79
Total Offset Amount	0.00
Net Fee	$ 35,200.79
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A